Restricted Net Assets (Detail Textuals) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Restricted Assets Net [Abstract]
Percentage of funds kept aside for payment of dividends	10.00%
Net assets transfer restricted portion	¥ 139.9